United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		July 22, 2003

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$60,038,816


                                     Title of               Value           Invst  Other   Voting Authority
Name of Issuer                        Class      Cusip    (x$1000) Shares    Disc  Mngrs     Sole  Shared  None

Charter One Financial, Inc.            Com    160903100       2,538   81409  Sole             81409
Amgen Incorporated                     Com    031162110       2,412   36574  Sole             36574
RPM International Incorporated         Com    749685103       2,404  174822  Sole            174822
General Elec Company                   Com    369604103       2,330   81258  Sole             81258
Bank Of America Corporation            Com    060505104       2,228   28192  Sole             28192
Exxon Mobil Corporation                Com    30231G102       2,219   61802  Sole             61802
Citigroup Incorporated                 Com    172967101       2,209   51608  Sole             51608
Danaher Corporation Del                Com    235851102       2,125   31225  Sole             31225
Intel Corporation                      Com    458140100       2,122  101968  Sole            101968
Target Corporation                     Com    87612E106       2,048   54110  Sole             54110
Microsoft Corporation                  Com    594918104       2,025   78990  Sole             78990
Medtronic Incorporated                 Com    585055106       2,020   42102  Sole             42102
Pfizer Incorporated                    Com    717081103       1,975   57827  Sole             57827
Steris Corporation                     Com    859152100       1,958   84815  Sole             84815
Cardinal Health Incorporated           Com    14149Y108       1,906   29647  Sole             29647
Progressive Corporation Ohio           Com    743315103       1,902   26024  Sole             26024
Fifth Third Bancorp                    Com    316773100       1,865   32480  Sole             32480
Kimberly Clark Corporation             Com    494368103       1,841   35310  Sole             35310
American International Group Incorpo   Com    026874107       1,812   32831  Sole             32831
ConocoPhillips                         Com    20825C104       1,809   33019  Sole             33019
Wal Mart Stores Incorporated           Com    931142103       1,763   32848  Sole             32848
Merck & Company Incorporated           Com    589331107       1,745   28816  Sole             28816
Harrahs Entertainment Incorporated     Com    413619107       1,718   42700  Sole             42700
Alcoa Incorporated                     Com    013817101       1,673   65614  Sole             65614
Greif Inc Class A                      Com    397624107       1,624   70620  Sole             70620
Applied Matls Incorporated             Com    038222105       1,522   96100  Sole             96100
Cisco Systems Incorporated             Com    17275R102       1,470   87564  Sole             87564
L-3 Communications Hldgs Incorporate   Com    502424104       1,243   28574  Sole             28574
E M C Corporation Mass                 Com    268648102       1,142  109115  Sole            109115
Sun Microsystems Incorporated          Com    866810104         792  170294  Sole            170294
International Business Machines        Com    459200101         567    6871  Sole              6871
Hon Industries Incorporated            Com    438092108         459   15060  Sole             15060
AT&T Wireless Svcs Incorporated        Com    00209A106         328   40009  Sole             40009
Telefonos De Mexico C.V.S.A.           Com    879403780         317   10076  Sole             10076
Second Bancorp, Inc.                   Com    813114105         274   10650  Sole             10650
US Bancorp                             Com    902973304         270   11002  Sole             11002
Verizon Communications                 Com    92343V104         247    6272  Sole              6272
BP PLC ADR                             Com    055622104         245    5838  Sole              5838
Lincoln Electric Holdings              Com    533900106         241   11825  Sole             11825
America Movil S A De C V               Com    02364W105         219   11676  Sole             11676
Keithley Instrs Incorporated           Com    487584104         215   14900  Sole             14900
Johnson & Johnson                      Com    478160104         214    4134  Sole              4134